Cost of Sales - Impairment/reversal of impairment of assets (Details) - ZAR (R) R in Millions			12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment/(reversal of impairment) of assets (f)			R (2,779)	R 0	R 2,793
Tshepong North
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Cumulative Impairment	R 2,295	R 2,300
Recoverable amount	11,004	3,600	11,004
Impairment/(reversal of impairment) of assets (f)	635	R 941
Tshepong South
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Cumulative Impairment	2,987
Recoverable amount	4,314		4,314	R 3,300
Impairment/(reversal of impairment) of assets (f)	651
Kusasalethu
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Cumulative Impairment	2,092
Recoverable amount	7,416		7,416
Impairment/(reversal of impairment) of assets (f)	266
Doornkop
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Cumulative Impairment	617
Recoverable amount	8,249		R 8,249
Impairment/(reversal of impairment) of assets (f)	R 286